AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2025
	Principal Amount	Value
Corporate Bonds and Notes - 42.9%
Basic Materials - 1.1%
Air Products and Chemicals, Inc.
4.800%, 03/03/33	$780,000	$782,240
Steel Dynamics, Inc.
5.375%, 08/15/34	460,000	465,727

Total Basic Materials		1,247,967
Communications - 2.5%
AT&T, Inc.
1.650%, 02/01/28	331,000	309,867
4.300%, 02/15/30	700,000	694,672
Comcast Corp.
4.650%, 02/15/33[1]	915,000	905,043
Verizon Communications, Inc.
3.875%, 02/08/29	853,000	840,249

Total Communications		2,749,831
Consumer, Cyclical - 4.3%
AutoNation, Inc.
3.850%, 03/01/32	720,000	662,081
Delta Air Lines, Inc.
5.250%, 07/10/30	557,000	562,249
Hyatt Hotels Corp.
5.250%, 06/30/29	610,000	620,660
Magna International, Inc. (Canada)
5.875%, 06/01/35	830,000	854,238
Mattel, Inc.
3.750%, 04/01/29[2]	975,000	933,515
PulteGroup, Inc.
6.375%, 05/15/33	573,000	616,209
United Airlines, Inc. Pass-Through Trust
Series 2024-1, AA, 5.450%, 02/15/37	579,909	587,111

Total Consumer, Cyclical		4,836,063
Consumer, Non-cyclical - 6.6%
Amgen, Inc.
5.600%, 03/02/43	576,000	568,982
Ashtead Capital, Inc.
1.500%, 08/12/26[2]	580,000	561,282
CommonSpirit Health
3.347%, 10/01/29	1,187,000	1,131,714
The Ford Foundation
Series 2020, 2.415%, 06/01/50	2,207,000	1,300,607
HCA, Inc.
4.125%, 06/15/29	950,000	931,182
Kraft Heinz Foods Co.
3.875%, 05/15/27	318,000	314,113
Smith & Nephew PLC (United Kingdom)
2.032%, 10/14/30	1,010,000	883,621
Sysco Corp.
2.400%, 02/15/30	1,209,000	1,102,211
	Principal Amount	Value

The Campbell's Company
2.375%, 04/24/30	$628,000	$565,777

Total Consumer, Non-cyclical		7,359,489
Financials - 17.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.450%, 04/15/27	998,000	1,026,559
Aircastle, Ltd./Aircastle Ireland DAC (Bermuda)
5.750%, 10/01/31[2]	1,025,000	1,051,927
Ally Financial, Inc.
(5.543% to 01/17/30 then SOFR Index + 1.730%), 5.543%, 01/17/31[3,4]	565,000	572,474
American Homes 4 Rent LP
3.625%, 04/15/32	685,000	631,894
American Tower Corp.
3.600%, 01/15/28	855,000	838,194
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[3,4]	1,300,000	1,076,689
The Bank of New York Mellon Corp.
Series H, (3.700% to 03/20/26 then U.S. Treasury Yield Curve CMT 5 year + 3.352%), 3.700%, 03/20/26[3,4,5]	985,000	972,221
Boston Properties LP
2.550%, 04/01/32	808,000	684,121
Capital One Financial Corp.
(7.964% to 11/02/33 then SOFR Index + 3.370%), 7.964%, 11/02/34[3,4]	733,000	853,966
The Charles Schwab Corp.
Series K, (5.000% to 06/01/27 then U.S. Treasury Yield Curve CMT 5 year + 3.256%), 5.000%, 06/01/27[3,4,5]	565,000	561,001
Citigroup, Inc.
(3.980% to 03/20/29 then 3 month SOFR + 1.600%), 3.980%, 03/20/30[3,4]	877,000	858,337
Crown Castle, Inc.
4.000%, 03/01/27	775,000	768,466
Equinix, Inc.
3.200%, 11/18/29	663,000	625,886
The Goldman Sachs Group, Inc.
(6.561% to 10/24/33 then SOFR + 1.950%), 6.561%, 10/24/34[3,4]	800,000	883,925
Huntington Bancshares, Inc.
(5.709% to 02/02/34 then SOFR Index + 1.870%), 5.709%, 02/02/35[3,4]	576,000	589,236
JPMorgan Chase & Co.
(6.254% to 10/23/33 then SOFR + 1.810%), 6.254%, 10/23/34[3,4]	528,000	572,977
MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[3,4,5]	959,000	955,635

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Financials - 17.1% (continued)
Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[3,4]	$849,000	$846,356
The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[3,4]	1,226,000	1,229,738
State Street Corp.
Series J, (6.700% to 09/15/29 then U.S. Treasury Yield Curve CMT 5 year + 2.628%), 6.700%, 09/15/29[1,3,4,5]	545,000	565,146
Truist Financial Corp., MTN
(4.873% to 01/26/28 then SOFR + 1.435%), 4.873%, 01/26/29[3,4]	610,000	615,570
US Bancorp
(5.775% to 06/12/28 then SOFR + 2.020%), 5.775%, 06/12/29[3,4]	615,000	636,737
Wells Fargo & Co.
MTN, (5.013% to 04/04/50 then 3 month SOFR + 4.502%), 5.013%, 04/04/51[3,4]	1,261,000	1,142,708
(7.625% to 09/15/28 then U.S. Treasury Yield Curve CMT 5 year + 3.606%), 7.625%, 09/15/28[1,3,4,5]	576,000	613,125

Total Financials		19,172,888
Industrials - 2.2%
Jacobs Engineering Group, Inc.
5.900%, 03/01/33	1,141,000	1,190,979
L3Harris Technologies, Inc.
5.050%, 06/01/29	550,000	560,152
Packaging Corp. of America
5.700%, 12/01/33	640,000	665,849

Total Industrials		2,416,980
Technology - 4.4%
Broadcom, Inc.
4.150%, 11/15/30	707,000	692,384
Dell International LLC/EMC Corp.
6.200%, 07/15/30	1,112,000	1,185,731
Kyndryl Holdings, Inc.
3.150%, 10/15/31	691,000	619,295
Microsoft Corp.
2.525%, 06/01/50	1,890,000	1,162,648
Roper Technologies, Inc.
4.750%, 02/15/32	612,000	609,417
SK Hynix, Inc. (South Korea)
2.375%, 01/19/31[2]	800,000	708,736

Total Technology		4,978,211
Utilities - 4.7%
Dominion Energy, Inc.
5.375%, 11/15/32[1]	550,000	563,625
	Principal Amount	Value

Dominion Energy, Inc.
Series B, (7.000% to 03/03/34 then U.S. Treasury Yield Curve CMT 5 year + 2.511%), 7.000%, 06/01/54[3,4]	$698,000	$744,633
Duke Energy Corp.
2.550%, 06/15/31	632,000	561,222
(6.450% to 06/01/34 then U.S. Treasury Yield Curve CMT 5 year + 2.588%), 6.450%, 09/01/54[3,4]	726,000	747,504
Exelon Corp.
5.300%, 03/15/33	550,000	564,197
(6.500% to 12/15/34 then U.S. Treasury Yield Curve CMT 5 year + 1.975%), 6.500%, 03/15/55[3,4]	738,000	754,108
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	1,649,000	1,383,126

Total Utilities		5,318,415

Total Corporate Bonds and Notes (Cost $50,779,802)		48,079,844
Asset-Backed Securities - 4.6%
AGL Core CLO, Ltd. Series 2025-38A, Class A1 (3 month SOFR + 1.240%, Cap N/A, Floor 1.240%), 5.572%, 01/22/38[2,4]	300,000	300,140
American Express Credit Account Master Trust Series 2025-5, Class A 4.510%, 07/15/32	196,000	197,468
Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/49[2]	950,000	957,574
Elmwood CLO II, Ltd. Series 2019-2A, Class A1RR (3 month SOFR + 1.350%, Cap N/A, Floor 1.350%), 5.675%, 10/20/37[2,4]	535,000	536,801
Ford Credit Auto Owner Trust
Series 2022-B, Class A4 3.930%, 08/15/27	697,000	695,092
Series 2024-D, Class A3 4.610%, 08/15/29	592,000	595,521

John Deere Owner Trust Series 2022-A, Class A4 2.490%, 01/16/29	650,000	647,071
Magnetite XXXIV, Ltd. Series 2023-34A, Class A1R (3 month SOFR + 1.140%, Cap N/A, Floor 1.140%), 5.458%, 01/15/38[2,4]	275,000	274,656
Magnetite XXXVI, Ltd. Series 2023-36A, Class AR (3 month SOFR + 1.320%, Cap N/A, Floor 1.320%), 5.638%, 07/25/38[2,4]	285,000	285,941
Palmer Square CLO, Ltd. Series 2018-2A, Class A1R (3 month SOFR + 1.530%, Cap N/A, Floor 1.530%), 5.848%, 04/16/37[2,4]	310,000	310,485

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Asset-Backed Securities–4.6%(continued)

Santander Drive Auto Receivables Trust Series 2022-7, Class B 5.950%, 01/17/28	$367,066	$367,923

Total Asset-Backed Securities (Cost $5,153,287)		5,168,672
Mortgage-Backed Securities - 4.2%
Chase Home Lending Mortgage Trust Series 2024-1, Class A6 6.500%, 01/25/55[2,4]	278,001	279,854
Connecticut Avenue Securities Trust
Series 2024-R01, Class 1M1 (3 month SOFR + 1.050%), 5.400%, 01/25/44[2,4]	362,540	362,428
Series 2024-R02, Class 1M1 (3 month SOFR + 1.100%), 5.450%, 02/25/44[2,4]	255,391	255,470
Series 2024-R06, Class 1A1 (3 month SOFR + 1.150%), 5.500%, 09/25/44[2,4]	231,830	232,265

DATA Mortgage Trust Series 2023-CNTR, Class A 5.728%, 08/12/43[2,4]	600,000	605,053
FREMF Mortgage Trust Series 2016-K53, Class B 4.049%, 03/25/49[2,4]	700,000	695,013
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ4, Class A6 2.500%, 09/25/51[2,4]	729,560	676,612
Series 2021-PJ8, Class A2 2.500%, 01/25/52[2,4]	581,360	467,784
Series 2021-PJ9, Class A8 2.500%, 02/26/52[2,4]	442,249	391,233
JP Morgan Mortgage Trust
Series 2021-7, Class A6 2.500%, 11/25/51[2,4]	517,230	480,041
Series 2022-4, Class A3 3.000%, 10/25/52[2,4]	246,067	206,283

Total Mortgage-Backed Securities (Cost $4,638,978)		4,652,036
Municipal Bonds - 3.5%
California Health Facilities Financing Authority 4.190%, 06/01/37	775,000	718,685
California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	1,460,000	1,745,376
JobsOhio Beverage System, Series B, Build America Bonds 4.532%, 01/01/35	1,505,000	1,494,213

Total Municipal Bonds (Cost $4,445,409)		3,958,274
	Principal Amount	Value

U.S. Government and Agency Obligations - 43.4%
Fannie Mae - 19.9%
FNMA
2.000%, 02/01/36	$550,201	$501,890
3.000%, 06/01/38 to 12/01/50	1,051,715	978,677
3.500%, 03/01/30 to 07/01/50	5,929,973	5,507,698
4.000%, 03/01/44 to 01/01/51	6,288,945	5,935,013
4.500%, 04/01/39 to 08/01/52	6,303,687	6,204,198
5.000%, 07/01/47 to 02/01/49	1,454,090	1,458,228
5.500%, 07/01/53	803,013	800,037
6.500%, 02/01/54	941,314	981,623

Total Fannie Mae		22,367,364
Freddie Mac - 11.1%
FHLMC
2.500%, 10/01/34	1,839,777	1,726,343
3.000%, 03/01/50	795,596	698,431
3.500%, 10/01/45	2,872,569	2,649,632
4.000%, 07/01/48 to 09/01/50	1,758,036	1,647,329
5.000%, 07/01/44	799,943	804,470
5.500%, 06/01/53	2,159,965	2,167,838
FHLMC Gold Pool
3.500%, 07/01/32 to 05/01/44	808,783	774,022
Freddie Mac REMICS
Series 5106, Class KA 2.000%, 03/25/41	1,136,580	1,064,049
Series 5297, Class DA 5.000%, 12/25/52	519,694	514,591
Freddie Mac STACR REMIC Trust
Series 2024-DNA1, Class M1 (1 Month SOFR + 1.350%), 5.700%, 02/25/44[2,4]	395,454	396,685

Total Freddie Mac		12,443,390
U.S. Treasury Obligations - 12.4%
U.S. Treasury Bonds
1.875%, 02/15/51	2,058,000	1,139,457
2.250%, 05/15/41	6,297,000	4,534,578
3.125%, 05/15/48	5,484,000	4,110,429
3.500%, 02/15/39	1,310,000	1,171,580
3.625%, 02/15/53	2,417,000	1,944,835
5.500%, 08/15/28	537,000	562,025
U.S. Treasury Notes
4.000%, 02/28/30	456,000	457,229

Total U.S. Treasury Obligations		13,920,133

Total U.S. Government and Agency Obligations (Cost $54,924,397)		48,730,887
Short-Term Investments - 1.6%
Joint Repurchase Agreements - 0.9%[6]
Citadel Securities LLC, dated 07/31/25, due 08/01/25, 4.430% total to be received $966,119 (collateralized by various U.S. Treasuries, 0.000% - 5.000%, 08/14/25 - 05/15/55, totaling $985,441)	966,000	966,000

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Joint Repurchase Agreements - 0.9%[6] (continued)
HSBC Securities USA, Inc., dated 07/31/25, due 08/01/25, 4.360% total to be received $5,389 (collateralized by various U.S. Treasuries, 0.000% - 4.000%, 04/15/27 - 11/15/54, totaling $5,496)	$5,388	$5,388
JPMorgan Securities LLC, dated 07/31/25, due 08/01/25, 4.360% total to be received $24,185 (collateralized by various U.S. Treasuries, 0.125% - 4.750%, 02/15/41 - 08/15/52, totaling $24,666)	24,182	24,182
Natwest Markets Securities, Inc., dated 07/31/25, due 08/01/25, 4.360% total to be received $32,998 (collateralized by various U.S. Treasuries, 2.875% - 4.625%, 04/30/29 - 05/15/32, totaling $33,654)	32,994	32,994

Total Joint Repurchase Agreements		1,028,564
	Principal Amount	Value

Repurchase Agreements - 0.7%
Fixed Income Clearing Corp., dated 07/31/25, due 08/01/25, 4.100% total to be received $780,089 (collateralized by a U.S. Treasury Note, 3.375%, 09/15/27, totaling $795,700)	$780,000	$780,000

Total Short-Term Investments (Cost $1,808,564)		1,808,564
Total Investments - 100.2% (Cost $121,750,437)		112,398,277
Other Assets, less Liabilities - (0.2)%		(194,141)
Net Assets - 100.0%		$112,204,136

[1]	Some of these securities, amounting to $1,514,662 or 1.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $10,969,778 or 9.8% of net assets.
[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2025. Rate will reset at a future date.
[4]	Variable rate security. The rate shown is based on the latest available information as of July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	Perpetuity Bond. The date shown represents the next call date.
[6]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Co.
FHLMC	Freddie Mac
FNMA	Fannie Mae
MTN	Medium-Term Note
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$48,079,844	—	$48,079,844
Asset-Backed Securities	—	5,168,672	—	5,168,672
Mortgage-Backed Securities	—	4,652,036	—	4,652,036
Municipal Bonds	—	3,958,274	—	3,958,274
U.S. Government and Agency Obligations†	—	48,730,887	—	48,730,887
Short-Term Investments
Joint Repurchase Agreements	—	1,028,564	—	1,028,564
Repurchase Agreements	—	780,000	—	780,000
Total Investments in Securities	—	$112,398,277	—	$112,398,277

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2025, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,514,662	$1,028,564	$544,240	$1,572,804
The following table summarizes the securities received as collateral for securities lending at July 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.875%	10/15/25-02/15/48
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.